GAMING SUBCONCESSION, NET - Additional Information (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of gaming subconcession, year 2018	$ 57,237
Amortization of gaming subconcession, year 2019	57,237
Amortization of gaming subconcession, year 2020	57,237
Amortization of gaming subconcession, year 2021	57,237
Amortization of gaming subconcession, year 2022	$ 27,135